Credit Facilities and Guarantees (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Strattec
Credit Facilities and Guarantees (Textual) [Abstract]
Secured revolving credit facility	$ 25,000,000
Expiry date of credit facility	Aug. 01, 2014
Interest rate on borrowings under the credit facility	London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate
Outstanding borrowing	0	0
Average borrowings under the credit facility during the period	0	0	0
ADAC-STRATTEC credit facility
Credit Facilities and Guarantees (Textual) [Abstract]
Secured revolving credit facility	5,000,000
Expiry date of credit facility	Jun. 28, 2015
Interest rate on borrowings under the credit facility	London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate
Outstanding borrowing	2,250,000
Average borrowings under the credit facility during the period	$ 1,700,000	$ 0	$ 0
Weighted average interest rate	1.99%